SHARE PREMIUM ACCOUNT	12 Months Ended
Dec. 31, 2018
Disclosure For Share Premium Account Explanatory [Abstract]
Disclosure for share premium account [text block]

35    Share premium account

	Group and Bank
	2018 £m	2017 £m	2016 £m
At 1 January	600	–	35,533
Redemption of preference shares[1]	–	600	1,840
Capital restructuring[2]	–	–	(37,373)
At 31 December	600	600	–

1	During the year ended 31 December 2017, the Bank redeemed all of its outstanding 6.369% Fixed/Floating Rate Non-Cumulative Preference Shares Callable 2015 which had been accounted for as subordinated liabilities. On redemption an amount of £600 million was transferred from retained profits to the share premium account.
During the year ended 31 December 2016, the Bank redeemed all of its outstanding Floating Rate Non-Cumulative Callable Preference Shares callable 2016 (US$1,000 million), 7.875% Non-cumulative Preference Shares callable 2013 (€500 million) and 7.875% Non-cumulative Preference Shares callable 2013 (US$1,250 million) which had been accounted for as subordinated liabilities. On redemption an amount of £1,840 million was transferred from retained profits to the share premium account.

2	During the year ended 31 December 2016 the Bank reduced its share premium account by Special Resolution which was confirmed by an order of the High Court of Justice, Chancery Division on 23 November 2016. The balance on the share premium account of £37,373 million was transferred to retained profits.